The Guardian Life Insurance Company of America

7 Hanover Square

New York, NY 10004

March 15, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Guardian Variable Products Trust

Ladies and Gentlemen:

Enclosed for filing on behalf of Guardian Variable Products Trust (the “Trust”), a newly organized open-end management investment company, is the Trust’s initial registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”) on Form N-1A (“Registration Statement”). The Trust also has separately filed a Notification of Registration under the 1940 Act on Form N-8A today.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

Please contact me at (212) 598-1297 with any comments or questions. Thank you for your assistance.

Very truly yours,

/s/ Kathleen M. Moynihan
Kathleen M. Moynihan